Income tax and tax loss carryforwards, Tax loss carryforwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 MXN ($)
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 2,626,496
2013 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 197,028
Year of expiration	2023
2014 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 190,306
Year of expiration	2024
2015 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 46,104
Year of expiration	2025
2016 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 445,174
Year of expiration	2026
2017 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 128,098
Year of expiration	2027
2018 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 237,032
Year of expiration	2028
2019 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 548,269
Year of expiration	2029
2020 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 499,518
Year of expiration	2030
2021 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 250,211
Year of expiration	2031
2022 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 84,756
Year of expiration	2032